Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
ASSETS
Property, plant and equipment	$ 38,569	$ 37,955
Accumulated depreciation	(7,496)	(7,379)
Property, plant and equipment, net	31,073	30,576
Current assets:
Cash and cash equivalents	137	98
Restricted funds	19	21
Accounts receivable, net of allowance for uncollectible accounts of $63 and $58, respectively	386	395
Income tax receivable	112	9
Unbilled revenues	451	433
Materials and supplies	114	112
Secured seller promissory note from the sale of the Homeowner Services Group	0	795
Other	305	328
Total current assets	1,524	2,191
Regulatory and other long-term assets:
Regulatory assets	1,138	1,132
Operating lease right-of-use assets	82	85
Goodwill	1,156	1,156
Other	291	302
Total regulatory and other long-term assets	2,667	2,675
Total assets	35,264	35,442
Capitalization:
Common stock ($0.01 par value; 500,000,000 shares authorized; 200,767,975 and 200,605,170 shares issued, respectively)	2	2
Paid-in-capital	8,652	8,642
Retained earnings	2,771	2,575
Accumulated other comprehensive income	8	6
Treasury stock, at cost (5,487,595 and 5,428,008 shares, respectively)	(396)	(388)
Total common shareholders' equity	11,037	10,837
Long-term debt	12,766	12,777
Redeemable preferred stock at redemption value	3	3
Total long-term debt	12,769	12,780
Total capitalization	23,806	23,617
Current liabilities:
Short-term debt	1,366	1,588
Current portion of long-term debt	1,494	1,479
Accounts payable	272	378
Accrued liabilities	580	830
Accrued taxes	94	134
Accrued interest	135	140
Other	177	198
Total current liabilities	4,118	4,747
Regulatory and other long-term liabilities:
Advances for construction	468	435
Deferred income taxes and investment tax credits	3,382	3,190
Regulatory liabilities	1,409	1,416
Operating lease liabilities	72	74
Accrued pension expense	160	167
Other	204	166
Total regulatory and other long-term liabilities	5,695	5,448
Contributions in aid of construction	1,645	1,630
Commitments and contingencies (See Note 11)
Total capitalization and liabilities	$ 35,264	$ 35,442